Schedule of Investments (unaudited)	iShares® Global Tech ETF
June 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.2%
WiseTech Global Ltd.	53,138	$2,850,229
Xero Ltd.(a)	42,603	3,413,350
		6,263,579
Canada — 1.3%
CGI Inc.(a)	64,694	6,822,232
Constellation Software Inc./Canada	6,097	12,632,423
Open Text Corp.	84,293	3,505,978
Shopify Inc., Class A(a)	371,159	23,988,400
		46,949,033
China — 0.1%
Xiaomi Corp., Class B(a)(b)	4,479,800	6,159,425
Finland — 0.2%
Nokia OYJ	1,655,736	6,937,295
France — 0.5%
Capgemini SE	48,880	9,255,066
Dassault Systemes SE	214,857	9,520,518
		18,775,584
Germany — 1.7%
Infineon Technologies AG	404,109	16,642,109
SAP SE	338,325	46,217,709
		62,859,818
Japan — 3.7%
Advantest Corp.	55,700	7,501,898
Canon Inc.	321,000	8,438,006
FUJIFILM Holdings Corp.	128,200	7,638,559
Fujitsu Ltd.	55,800	7,225,139
Keyence Corp.	61,040	29,003,548
Kyocera Corp.	106,300	5,778,687
Lasertec Corp.	23,700	3,581,461
Murata Manufacturing Co. Ltd.	197,800	11,361,815
NEC Corp.	83,500	4,050,793
Nomura Research Institute Ltd.	135,000	3,729,704
NTT Data Corp.	198,800	2,787,356
Obic Co. Ltd.	20,200	3,242,268
Omron Corp.	63,100	3,874,451
Renesas Electronics Corp.(a)	435,500	8,218,890
Ricoh Co. Ltd.	188,800	1,608,930
Rohm Co. Ltd.	26,800	2,538,607
TDK Corp.	120,300	4,692,282
Tokyo Electron Ltd.	145,700	20,984,943
		136,257,337
Netherlands — 2.7%
ASM International NV	14,377	6,104,534
ASML Holding NV	124,740	90,477,508
BE Semiconductor Industries NV	23,855	2,587,174
		99,169,216
Singapore — 0.3%
STMicroelectronics NV , New	203,028	10,127,792
South Korea — 3.0%
Samsung Electronics Co. Ltd.	1,588,679	87,477,802
Samsung SDI Co. Ltd.	17,019	8,690,487
SK Hynix Inc.	166,693	14,646,377
		110,814,666
Sweden — 0.3%
Hexagon AB, Class B	658,518	8,099,977
Security	Shares	Value

Sweden (continued)
Telefonaktiebolaget LM Ericsson, Class B	950,727	$5,165,582
		13,265,559
Switzerland — 0.1%
Logitech International SA, Registered	54,064	3,226,817
Temenos AG, Registered	20,939	1,667,281
		4,894,098
Taiwan — 3.9%
Delta Electronics Inc.	588,000	6,516,408
Hon Hai Precision Industry Co. Ltd.	3,730,378	13,562,676
MediaTek Inc.	490,000	10,846,562
Taiwan Semiconductor Manufacturing Co. Ltd.	5,846,600	108,006,093
United Microelectronics Corp.	3,598,000	5,653,220
		144,584,959
United Kingdom — 0.2%
Halma PLC	118,241	3,422,524
Sage Group PLC (The)	342,395	4,022,081
		7,444,605
United States — 81.0%
Accenture PLC, Class A	195,411	60,299,926
Adobe Inc.(a)	141,941	69,407,730
Advanced Micro Devices Inc.(a)	498,316	56,763,176
Akamai Technologies Inc.(a)	47,324	4,253,008
Amphenol Corp., Class A	184,211	15,648,724
Analog Devices Inc.	156,529	30,493,415
Ansys Inc.(a)	26,810	8,854,539
Apple Inc.	4,299,862	834,044,232
Applied Materials Inc.	261,512	37,798,945
Arista Networks Inc.(a)	77,260	12,520,756
Autodesk Inc.(a)	66,261	13,557,663
Broadcom Inc.	129,012	111,908,879
Cadence Design Systems Inc.(a)	84,370	19,786,452
CDW Corp./DE	41,696	7,651,216
Cisco Systems Inc.	1,267,424	65,576,518
Cognizant Technology Solutions Corp., Class A	157,026	10,250,657
Corning Inc.	236,753	8,295,825
DXC Technology Co.(a)	70,535	1,884,695
Enphase Energy Inc.(a)	42,400	7,101,152
EPAM Systems Inc.(a)	17,918	4,027,071
F5 Inc.(a)	18,412	2,692,939
Fair Isaac Corp.(a)	7,728	6,253,575
First Solar Inc.(a)	30,732	5,841,846
Fortinet Inc.(a)	201,666	15,243,933
Gartner Inc.(a)	24,452	8,565,780
Gen Digital, Inc.	177,946	3,300,898
Hewlett Packard Enterprise Co.	400,994	6,736,699
HP Inc.	268,257	8,238,173
Intel Corp.	1,290,681	43,160,373
International Business Machines Corp.	280,980	37,597,934
Intuit Inc.	86,802	39,771,808
Juniper Networks Inc.	98,031	3,071,311
Keysight Technologies Inc.(a)	55,121	9,230,011
KLA Corp.	42,447	20,587,644
Lam Research Corp.	41,559	26,716,619
Microchip Technology Inc.	169,509	15,186,311
Micron Technology Inc.	338,652	21,372,328
Microsoft Corp.	2,162,436	736,395,955
Monolithic Power Systems Inc.	13,932	7,526,484
Motorola Solutions Inc.	51,892	15,218,886
NetApp Inc.	66,185	5,056,534

Schedule of Investments (unaudited) (continued)	iShares® Global Tech ETF
June 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value
United States (continued)
Nvidia Corp.	419,118	$177,295,296
NXP Semiconductors NV	80,370	16,450,132
ON Semiconductor Corp.(a)	133,639	12,639,577
Oracle Corp.	476,193	56,709,824
Palo Alto Networks Inc.(a)	93,633	23,924,168
PTC Inc.(a)	32,953	4,689,212
Qorvo Inc.(a)	30,425	3,104,263
Qualcomm Inc.	344,718	41,035,231
Roper Technologies Inc.	32,976	15,854,861
Salesforce Inc.(a)	302,951	64,001,428
Seagate Technology Holdings PLC	59,582	3,686,338
ServiceNow Inc.(a)	63,035	35,423,779
Skyworks Solutions Inc.	49,245	5,450,929
SolarEdge Technologies Inc.(a)	17,427	4,688,734
Synopsys Inc.(a)	47,122	20,517,390
TE Connectivity Ltd.	97,500	13,665,600
Teledyne Technologies Inc.(a)	14,555	5,983,706
Teradyne Inc.	47,973	5,340,834
Texas Instruments Inc.	280,860	50,560,417
Trimble Inc.(a)	76,660	4,058,380
Tyler Technologies Inc.(a)	12,962	5,398,284
VeriSign Inc.(a)	28,018	6,331,228
Western Digital Corp.(a)	99,002	3,755,146
Zebra Technologies Corp., Class A(a)	15,910	4,706,655
		3,003,162,032
Total Common Stocks — 99.2%
(Cost: $2,645,322,916)		3,677,664,998
Security	Shares	Value
Preferred Stocks

South Korea — 0.3%
Samsung Electronics Co. Ltd., Preference Shares, NVS	254,629	$11,554,877
Total Preferred Stocks — 0.3%
(Cost: $8,809,841)		11,554,877
Total Long-Term Investments — 99.5%
(Cost: $2,654,132,757)		3,689,219,875

Short-Term Securities

Money Market Funds — 0.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.09%(c)(d)	12,020,000	12,020,000
Total Short-Term Securities — 0.3%
(Cost: $12,020,000)		12,020,000
Total Investments — 99.8%
(Cost: $2,666,152,757)		3,701,239,875
Other Assets Less Liabilities — 0.2%		5,832,716
Net Assets — 100.0%		$3,707,072,591

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/23	Shares Held at 06/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$6,263,870	$—		$(6,262,126	)(b)	$(3,501)	$1,757	$—	—	$4,041	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,680,000	6,340,000	(b)	—		—	—	12,020,000	12,020,000	86,215		—
						$(3,501)	$1,757	$12,020,000		$90,256		$—

(a)	As of period end, the entity is no longer held.

(b)	Represents net amount purchased (sold).

(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Technology Select Sector Index	92	09/15/23	$16,290	$625,507

Schedule of Investments (unaudited) (continued)	iShares® Global Tech ETF

June 30, 2023

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$3,050,111,065	$627,553,933	$—	$3,677,664,998
Preferred Stocks	—	11,554,877	—	11,554,877
Short-Term Securities
Money Market Funds	12,020,000	—	—	12,020,000
	$3,062,131,065	$639,108,810	$—	$3,701,239,875
Derivative Financial Instruments(a)
Assets
Equity Contracts	$625,507	$—	$—	$625,507

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares

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